Derivative financial instruments - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 124,013	£ 75,871
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(890)	25
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(184)	2,544
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	51,499	50,466
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,340	1,365
Change in fair value of hedged item for ineffectiveness assessment £m	(75)	(1,110)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	29,264	24,146
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,070)	(331)
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment £m	(1,158)	962
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(60)	138
Reserve of exchange differences on translation, continuing hedges	75	8
Cash flow hedge/currency translation reserve, discontinued hedges	59	69
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(51)	262
Reserve of exchange differences on translation, continuing hedges	1,592	1,591
Cash flow hedge/currency translation reserve, discontinued hedges	42	(3)
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	982	(1,796)
Reserve of exchange differences on translation, continuing hedges	(3,470)	(2,934)
Cash flow hedge/currency translation reserve, discontinued hedges	(1,590)	(1,885)
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	384	(648)
Reserve of exchange differences on translation, continuing hedges	(1,012)	(624)
Cash flow hedge/currency translation reserve, discontinued hedges	(917)	(1,462)
Cash flow hedges | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	0	0
Reserve of exchange differences on translation, continuing hedges	0	0
Cash flow hedge/currency translation reserve, discontinued hedges	£ 5	£ 3